Commitments and Contingencies (Details Narrative) € in Millions	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Payment to acquire in process research and development						$ 12,000	$ 273,250	$ 443,250	$ 810,227
Discovery Collaboration Agreements [Member] | XOMA [Member]
Loss Contingencies [Line Items]
Milestone payment																$ 3,800,000
Discovery Collaboration Agreements [Member] | XOMA [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fee	$ 500,000			$ 0	$ 0	$ 0	0
License fees								$ 0
Cellca Agreement [Member]
Loss Contingencies [Line Items]
Description of milestone payments						The Company is obligated to make milestone payments to Cellca totaling up to $0.7 million upon the achievement of certain development and approval milestones if the Buy-Out Option is not exercised		The Company is obligated to make milestone payments to Cellca totaling up to $0.7 million upon the achievement of certain development and approval milestones if the Buy-Out Option is not exercised.
Cellca Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Milestone payment															$ 700,000
The Cellca Agreement [Member]
Loss Contingencies [Line Items]
Milestone payment				600,000		$ 600,000		$ 600,000
The Cellca Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation				600,000		600,000		600,000
The Cellca Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation				100,000		100,000		100,000
The Cellca Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees	100,000			0	0	0	0	0
Commercial product license fee payment obligation	$ 100,000
The Brink Agreement [Member]
Loss Contingencies [Line Items]
Payment of annual license fee												$ 12,000		$ 12,000
Commercial product license fee payment obligation				100,000		100,000		100,000
The Brink Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fee				0	0	12,000	12,000	12,000	200,000
Development license fee payments				100,000		100,000
Commercial product license fee payment obligation								100,000
InvivoGen Agreement [Member]
Loss Contingencies [Line Items]
Payment for annual license fee obligation				100,000		100,000		100,000		€ 0.1	€ 0.1
License fees				0	0	0	0	0
InvivoGen Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees								100,000
ProteoNic Agreement [Member]
Loss Contingencies [Line Items]
Milestone payment								1,300,000			€ 1.2
License fees		$ 24,600		0		0		0
ProteoNic Agreement [Member] | In Process Research and Development [Member]
Loss Contingencies [Line Items]
License fees		$ 24,600						24,600
Navigo Agreement [Member] | Navigo Proteins GmbH [Member] | Technology Service [Member]
Loss Contingencies [Line Items]
Milestone payment			$ 1,000,000.0					$ 300,000					$ 1,000,000.0
Payment to acquire in process research and development			$ 100,000						$ 100,000
Navigo Agreement [Member] | Navigo Proteins GmbH [Member] | Technology Service [Member] | Research and Development Expense [Member]
Loss Contingencies [Line Items]
Milestone payment				0	0	0	0
License fees				$ 0	$ 200,000	$ 0	$ 300,000